File No. 333-81015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 5

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒  Amendment No. 20

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 1-413-788-8411

Name and Address of Agent for Service

Robert Liguori

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts—01111

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on May 1, 2003 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of the Rule 485
☒	this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be April 25, 2003.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 4 to Registration Statement No. 333-81015 filed pursuant to Rule 485(a) under the Securities Act of 1933 on January 30, 2003. The contents of Post-Effective Amendment No. 4 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 5 to Registration Statement No. 333-81015 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/    JAMES M. RODOLAKIS

James M. Rodolakis

Second Vice President and

Associate General Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 5 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to Registration Statement No. 333-81015 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 24th day of March, 2003.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By: /s/ ROBERT J. O’CONNELL*
Robert J. O’Connell, Director, Chairman, President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

/s/ RICHARD M. HOWE	On March 24, 2003, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.
*Richard M. Howe

As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to Registration Statement No. 333-81015 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Director, Chairman, President and Chief Executive Officer (Principal Executive Officer)	March 24, 2003

/s/ HOWARD GUNTON* Howard Gunton	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	March 24, 2003

/s/ BRENT NELSON** Brent Nelson	Senior Vice President and Controller (Principal Accounting Officer)	March 24, 2003

/s/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	March 24, 2003

/s/ JAMES R. BIRLE* James R. Birle	Director	March 24, 2003

/s/ GENE CHAO* Gene Chao, Ph.D.	Director	March 24, 2003

JAMES H. DEGRAFFENREIDT* James H. DeGraffenreidt	Director	March 24, 2003

/s/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	March 24, 2003

/s/ ANTHONY DOWNS* Anthony Downs	Director	March 24, 2003

/s/ JAMES L. DUNLAP* James L. Dunlap	Director	March 24, 2003

/s/ WILLIAM B. ELLIS* William B. Ellis, Ph.D.	Director	March 24, 2003

ROBERT ESSNER Robert Essner	Director

/s/ ROBERT M. FUREK* Robert M. Furek	Director	March 24, 2003

/s/ CHARLES K. GIFFORD Charles K. Gifford	Director	March 24, 2003

/s/ WILLIAM N. GRIGGS* William N. Griggs	Director	March 24, 2003

/s/ WILLIAM B. MARX, JR.* William B. Marx	Director	March 24, 2003

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	March 24, 2003

/s/ MARC RACICOT* Marc Racicot	Director	March 24, 2003

/s/ RICHARD M. HOWE *Richard M. Howe	on March 24, 2003 as Attorney-in-Fact pursuant to powers of attorney incorporated by reference

/s/ JAMES M. RODOLAKIS **James M. Rodolakis	on March 24, 2003 as Attorney-in-Fact pursuant to power of attorney incorporated by reference.